Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of property, plant and equipment [Abstract]
Building	¥ 12,317	¥ 12,317
Office equipment, furniture and fixtures	141,313	134,625
Motor vehicles	19,694	11,701
Leasehold improvements	36,791	29,110
Total	210,115	187,753
Less: Accumulated depreciation	(163,315)	(150,975)
Property, plant and equipment, net	¥ 46,800	¥ 36,778